As filed with the Securities and Exchange Commission on April 3, 2009

Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

ING INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on May 4, 2009 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

May 18, 2009

Dear Variable Contract Owner/Plan Participant:

The Board of Directors (the “Board”) has called a special meeting of shareholders (the “Special Meeting”) of ING American Century Large Company Value Portfolio (“American Century Large Company Value Portfolio”), which is scheduled for 10:00 a.m., Local time, on June 30, 2009, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

The Board of American Century Large Company Value Portfolio has reviewed and recommends the proposed reorganization (the “Reorganization”) of American Century Large Company Value Portfolio with and into ING T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”).  The Portfolios are members of the mutual fund group called the “ING Funds.”

Shares of American Century Large Company Value Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”). Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization.  You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which American Century Large Company Value Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions as to how to vote the shares of American Century Large Company Value Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan.  As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of T. Rowe Price Equity Income Portfolio instead of shares of American Century Large Company Value Portfolio.  The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a significantly larger portfolio which seeks substantial dividend income as well as long-term growth of capital.

AFTER CAREFUL CONSIDERATION, THE BOARD OF AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO APPROVED THIS PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience.  Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and provide voting instructions.  It is important that your voting instructions be received no later than June 29, 2009.

American Century Large Company Value Portfolio is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process. As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to vote.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

Notice of Special Meeting of Shareholders

of ING American Century Large Company Value Portfolio

Scheduled for June 30, 2009

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Special Meeting”) of ING American Century Large Company Value Portfolio (“American Century Large Company Value Portfolio”) is scheduled for 10:00 a.m., Local time, on June 30, 2009, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)

To approve an Agreement and Plan of Reorganization by and between American Century Large Company Value Portfolio and ING T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income Portfolio”), providing for the reorganization of American Century Large Company Value Portfolio with and into T. Rowe Price Equity Income Portfolio; and

(2)

To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on April 1, 2009 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to American Century Large Company Value Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Directors

Huey P. Falgout, Jr.
Secretary

May 18, 2009

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PROXY STATEMENT/PROSPECTUS

May 18, 2009

TABLE OF CONTENTS

INTRODUCTION

SUMMARY
The Proposed Reorganization
Comparison of Investment Objectives and Principal Investment Strategies
Comparison of Portfolio Characteristics
Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios
Comparison of Portfolio Performance

COMPARISON OF FEES AND EXPENSES
Management Fees
Sub-Adviser Fees
Administration Fees
Distribution and Service Fees
Expense Limitation Arrangements
Expense Tables
Portfolio Expenses
Portfolio Transitioning
Key Differences in the Rights of American Century Large Company Value Portfolio’s Shareholders and T. Rowe Price Equity Income Portfolio’s Shareholders

INFORMATION ABOUT THE REORGANIZATION
The Reorganization Agreement
Reasons for the Reorganization
Board Considerations
Tax Considerations
Expenses of the Reorganization
Future Allocation of Premiums

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS
Form of Organization
Adviser
Distributor
Dividends, Distributions and Taxes
Capitalization

GENERAL INFORMATION ABOUT THE PROXY STATEMENT
Solicitation of Proxies
Voting Rights
Other Matters to Come Before the Special Meeting
Shareholder Proposals

APPENDICES
Appendix A - Agreement and Plan of Reorganization	A-1
Appendix B - Additional Information Regarding ING T. Rowe Price Equity Income Portfolio	B-1
Appendix C - Security Ownership of Certain Beneficial and Record Owners	C-1

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PROXY STATEMENT/PROSPECTUS

May 18, 2009

PROXY STATEMENT FOR:

ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO

(A Series of ING Partners, Inc.)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-262-3862

PROSPECTUS FOR:

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

(A Series of ING Investors Trust)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a special meeting of shareholders (the “Special Meeting”) of ING American Century Large Company Value Portfolio (“American Century Large Company Value Portfolio”) to be held on June 30, 2009.  As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (“Reorganization”) of American Century Large Company Value Portfolio with and into ING T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”).

Shares of the Portfolios are not offered directly to the public but are sold to qualified pension and retirement plans (each a “Qualified Plan”) and to separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each a “Variable Contract” and collectively, “Variable Contracts”). Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio.  The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners.  As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract owners will be referred to as “shareholders” of the Portfolios.

Because you, as a shareholder of American Century Large Company Value Portfolio, are being asked to approve the Agreement and Plan of Reorganization (the “Reorganization Agreement”) that will result in a transaction in which you will ultimately hold shares of T. Rowe Price Equity Income Portfolio, this Proxy Statement also serves as a Prospectus for T. Rowe Price Equity Income Portfolio.  T. Rowe Price Equity Income Portfolio is an open-end management investment company, which seeks substantial dividend income as well as long-term growth of capital, as described more fully below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated May 18, 2009, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Adviser Class (“ADV Class”), Initial Class (“Class I”), and Service Class (“Class S”) prospectuses of American Century Large Company Value Portfolio, each dated May 1, 2009, which are incorporated by reference (File No. 333-32575); and the ADV Class, Institutional Class (hereinafter referred to as “Class I”) and Class S prospectuses of T. Rowe Price Equity Income Portfolio, each dated May 1, 2009.  Each Portfolio’s SAI, dated May 1, 2009, is also incorporated herein by reference (for American Century Large Company Value Portfolio, File No. 333-32575; for T. Rowe Price Equity Income Portfolio, File No. 033-23512).  Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information.  The semi-annual report for each Portfolio for the fiscal period ended June 30, 2008 and the annual report for each Portfolio for the fiscal year ended December 31, 2008 (for American Century Large Company Value Portfolio, File No. 811-08319; for T. Rowe Price Equity Income Portfolio, File No. 811-05629) are incorporated herein by reference.  For a copy of the current prospectus, SAI, semi-annual report and annual report for each of the Portfolios without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call 1-800-992-0180.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, which is attached hereto as Appendix A.  Also, you should consult the ADV Class, Class I and Class S prospectuses, all dated May 1, 2009, for more information about T. Rowe Price Equity Income Portfolio.

The Proposed Reorganization

At a meeting held on January 30, 2009, the Board of Directors (the “Board”) of American Century Large Company Value Portfolio approved the Reorganization Agreement.  Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of American Century Large Company Value Portfolio to T. Rowe Price Equity Income Portfolio in exchange for shares of beneficial interest of T. Rowe Price Equity Income Portfolio;

•                  the assumption by T. Rowe Price Equity Income Portfolio of the liabilities of American Century Large Company Value Portfolio known as of the Closing Date (as described below);

•                  the distribution of shares of T. Rowe Price Equity Income Portfolio to the shareholders of American Century Large Company Value Portfolio; and

•                  the complete liquidation of American Century Large Company Value Portfolio.

Shares of T. Rowe Price Equity Income Portfolio would be distributed to shareholders of American Century Large Company Value Portfolio so that each shareholder would receive a number of full and fractional shares of T. Rowe Price Equity Income Portfolio equal to the aggregate value of shares of American Century Large Company Value Portfolio held by such shareholder.

As a result of the Reorganization, each owner of ADV Class, Class I and Class S shares of American Century Large Company Value Portfolio would become a shareholder of the corresponding share class of T. Rowe Price Equity Income Portfolio.  The Reorganization is expected to be effective on July 18, 2009, or such other date as the parties may agree (the “Closing Date”).

Each shareholder will hold, immediately after the Closing Date, shares of T. Rowe Price Equity Income Portfolio having an aggregate value equal to the aggregate value of the shares of American Century Large Company Value Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                 With respect to the Portfolios’ investment objectives, American Century Large Company Value Portfolio seeks long-term capital growth with income as a secondary objective, while T. Rowe Price Equity Income Portfolio seeks substantial dividend income as well as long-term growth of capital;

•                 Under normal market conditions, American Century Large Company Value Portfolio will invest at least 80% of its net assets in the equity securities of large capitalization companies, while T. Rowe Price Equity Income Portfolio normally invests at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends;

•                  Each Portfolio primarily invests in U.S. common stocks and may also invest in preferred stocks, foreign securities, debt securities, convertible securities and derivatives;

•                  Although each Portfolio employs a “value” approach in selecting investments, T. Rowe Price Equity Income Portfolio also seeks to invest in companies with above-average dividend yields relative to the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index and may also invest in high-yield debt securities;

•                  Each Portfolio is advised by Directed Services LLC (“DSL”), while American Century Investment Management, Inc. (“American Century”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) sub-advise American Century Large Company Value Portfolio and  T. Rowe Price Equity Income Portfolio, respectively;

•                  Each Portfolio may invest in other investment companies to the extent permitted under the 1940 Act and T. Rowe Price Equity Income Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T.

Rowe Price Government Reserve Investment Fund, which are internally managed money market funds of T. Rowe Price;

•                 T. Rowe Price Equity Income Portfolio, which commenced operations on January 24, 1989 (Class S), has a longer track record than American Century Large Company Value Portfolio, which commenced operations on December 10, 2001 (all classes);

•                  T. Rowe Price Equity Income Portfolio is the larger Portfolio (approximately $935 million in net assets, compared to $15 million in net assets for American Century Large Company Value Portfolio, as of December 31, 2008);

•                 The gross and net expense ratios for all classes of the disappearing American Century Large Company Value Portfolio are expected to decrease after the Reorganization;

•                  The purchase and redemption of shares of each Portfolio may be made by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges and redemption of shares;

•                  Each Portfolio is distributed by ING Funds Distributor, LLC (“IFD”);

•                  In connection with the Reorganization, certain holdings of American Century Large Company Value Portfolio may be sold shortly prior to the Closing Date.  The sub-adviser to T. Rowe Price Equity Income Portfolio may also sell portfolio securities that it acquired from American Century Large Company Value Portfolio after the Closing Date.  In addition, both Portfolios may engage in a variety of transition management techniques to facilitate the portfolio transition process.  Such sales and purchases would result in increased transaction costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Portfolios; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither American Century Large Company Value Portfolio nor its shareholders, nor T. Rowe Price Equity Income Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

The gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of December 31, 2008, are as follows:

	ADV Class	Class I	Class S

Gross Expenses Before the Reorganization:

American Century Large Company Value Portfolio	1.50%	1.00%	1.25%

T. Rowe Price Equity Income Portfolio	1.40%	0.65%	0.90%

	ADV Class	Class I	Class S

Net Expenses Before the Reorganization (After Fee Waiver)

American Century Large Company Value Portfolio(1)	1.50%	1.00%	1.25%

T. Rowe Price Equity Income Portfolio(2)	1.25%	0.65%	0.90%

	ADV Class	Class I	Class S

After the Reorganization: T. Rowe Price Equity Income Portfolio Pro Forma

Gross estimated expenses of T. Rowe Price Equity Income Portfolio	1.40%	0.65%	0.90%

Net estimated expenses of T. Rowe Price Equity Income Portfolio(2)	1.25%	0.65%	0.90%

(1)          Pursuant to a side agreement between ING Partners, Inc. and DSL, DSL has agreed to limit the expenses of American Century Large Company Value Portfolio. Pursuant to this agreement, the expense limits for the Portfolio are 1.40%, 0.90% and 1.15% for ADV Class, Class I and Class S, respectively. The agreement will continue through at least December 31, 2009.

(2)          IFD has contractually agreed to waive 0.15% of the distribution fee for the ADV Class shares of T. Rowe Price Equity Income Portfolio, so that the actual fee paid by ADV Class shares of the Portfolio is an annual rate of 0.35%.  Absent the waiver, the distribution fee is 0.50% for ADV Class.  The waiver will continue through at least May 1, 2010.  There is no guarantee that this waiver will continue after this date.

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at the meeting.  A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless after the adjournment a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSED REORGANIZATION.

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between American Century Large Company Value Portfolio and T. Rowe Price Equity Income Portfolio:

	American Century Large Company Value Portfolio	T. Rowe Price Equity Income Portfolio

Investment Objective	Long-term capital growth. Income is a secondary objective. The Portfolio’s investment objectives are not fundamental and may be changed without a shareholder vote.	Substantial dividend income as well as long-term growth of capital. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

•                  Under normal market conditions, the Portfolio will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. American Century considers large-capitalization companies to be companies in the Russell 1000® Index. As of December 31, 2008, the capitalization of companies represented in the Russell 1000® Index ranged between $24 million and $421.8 billion.

•                  In selecting securities for the Portfolio, American Century looks for companies whose stock price may not adequately reflect the companies’ value. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and its stock price has increased to, or is higher than, a level American Century believes more accurately reflects the fair value of the company.

•                  American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep at least 80% of the Portfolio’s assets in U.S. equity securities at all times. Equity securities include common stock, preferred stock, and equity- equivalent securities, such as convertible securities, stock futures contracts, or stock index futures contracts.

•                When American Century believes it is prudent, the Portfolio may invest a portion of its assets in derivative instruments, foreign securities, debt securities of companies, debt obligations of governments and their

•                The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

 •             The sub-adviser typically employs a “value” approach in selecting investments. The sub-adviser’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

•                  In selecting investments, the sub-adviser generally looks for companies with the following:

•                  an established operating history;

•                  above above-average dividend yield relative to the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index;

•                  low price/earnings ratio relative to the S&P 500® Index;

•                  a sound balance sheet and other positive financial characteristics; and

•                  low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises.

•                While most of the Portfolio’s assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities,

	American Century Large Company Value Portfolio	T. Rowe Price Equity Income Portfolio

agencies and other similar securities.

•                The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

•                American Century may sell securities for a variety of reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or if the security no longer meets its valuation criteria, among others.

•                The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

including high-yield debt securities and futures and options in keeping with its objectives. Investments in a company may also be made through a privately negotiated note or loan, including loan participations and assignments. In pursuing its investment objective, the sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price. The Portfolio may also invest in U.S. and foreign dollar-denominated money market securities and U.S. dollar and non-U.S. dollar currencies.

•                The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.

•                The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•                The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Investment Adviser	DSL	DSL

Sub-Adviser	American Century	T. Rowe Price

Portfolio Manager	Charles A. Ritter and Brendan Healy	Brian Rogers is the Committee Chair of the Investment Advisory Committee that manages the Portfolio

As you can see from the chart, American Century Large Company Value Portfolio seeks long-term capital growth with income as a secondary objective, while T. Rowe Price Equity Income Portfolio seeks substantial dividend income as well as long-term growth of capital. Under normal market conditions, American Century Large Company Value Portfolio invests at least 80% of its net assets in the equity securities of large capitalization companies, while T. Rowe Price Equity Income Portfolio normally invests at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. Although each Portfolio employs a “value” approach in selecting investments, T. Rowe Price Equity Income Portfolio also seeks to invest in companies with above-average dividend yields relative to the S&P 500® Index and may also invest in high-yield debt securities. Furthermore, unlike the sub-adviser to American Century Large Company Value Portfolio, T. Rowe Price Equity Income Portfolio’s sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, when it perceives an unusual opportunity for gain. Finally, while each Portfolio may invest in other investment companies to the extent permitted under the 1940 Act, T. Rowe Price Equity Income Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, which are internally managed money market funds of T. Rowe Price. Please refer to the “Comparison of Portfolio Characteristics” table on the next page for more specific information regarding the characteristics of the Portfolios.

Comparison of Portfolio Characteristics

                                                The following table compares certain characteristics of the Portfolios as of December 31, 2008:

	American Century Large Company Value Portfolio		T. Rowe Price Equity Income Portfolio

Net Assets	$15,313,354		$934,705,984

Number of Holdings	94		127

Portfolio Turnover Rate	42		33

Average market capitalization(2) of companies in the Portfolio	$88,746,189,968		$54,967,519,188

Market Capitalization range of companies in the Portfolio

Holdings in companies with market capitalizations over $10 billion (as a % of market value*)	82.2%		63.3%

Holdings in companies with market capitalizations between $10 billion and $1 billion (as a % of market value*)	13.3%		30.3%

Holdings in companies with market capitalizations less than $1 billion (as a % of market value*)	0.1%		0.6%

Top 5 Sectors (as % of net assets)	Oil & Gas	17.9%	Banks	13.5%
	Banks	11.8%	Oil & Gas	13.1%
	Pharmaceuticals	8.4%	Misc. Manufacturing	7.3%
	Telecommunications	8.2%	Pharmaceuticals	6.1%
	Misc. Manufacturing	6.5%	Electric	5.3%

U.S. Equity Securities (as a % of market value*)	95.6%		94.2%

Foreign Securities (as a % of market value*)	4.4%		5.8%

Top 5 Country Weightings	United States	96.1%	United States	97.4%
(as % of net assets)	Netherlands	3.3%	Netherlands	2.2%
	Bermuda	0.9%	United Kingdom	1.8%
	—		Belgium	0.5%
	—		Switzerland	0.5%

Top 10 Holdings (as a % of net assets)	ExxonMobil Corp.	5.8%	ExxonMobil Corp.	3.4%
	Chevron Corp.	5.4%	JPMorgan Chase & Co.	3.3%
	AT&T, Inc.	4.4%	Chevron Corp.	3.2%
	General Electric Co.	4.3%	General Electric Co.	3.0%
	Pfizer, Inc.	3.4%	AT&T, Inc.	2.4%
	Johnson & Johnson	3.1%	Royal Dutch Shell PLC ADR (Class A)	2.2%
	JPMorgan Chase & Co.	3.0%	Wells Fargo & Co.	2.0%
	ConocoPhillips	2.9%	Hershey Co.	1.7%
	Verizon Communications, Inc.	2.5%	Home Depot, Inc.	1.6%
	Royal Dutch Shell PLC ADR (Class A)	2.4%	3M Co.	1.5%

*                                         Excluding short-term investments.

Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios

Because of the similarities between the investment objectives and strategies of the Portfolios, many of the risks of investing in American Century Large Company Value Portfolio are the same as the risks of investing in T. Rowe Price Equity Income Portfolio.  The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios, as disclosed in each Portfolio’s prospectus.  The fact that a risk is not listed as a principal risk in a Portfolio’s prospectus does not necessarily mean that shareholders of that Portfolio are not subject to that risk.  You may lose money on your investment in either Portfolio.

Principal Risks	American Century Large Company Value Portfolio	T. Rowe Price Equity Income Portfolio
Call		X
Convertible Securities	X	X
Credit	X
Currency	X	X
Debt Securities	X	X
Derivatives	X	X
Equity Securities	X	X
Foreign Investment	X	X
High-Yield, Lower-Grade Debt Securities		X
Inability to Sell Securities	X	X
Interest Rate	X	X
Manager	X	X
Market and Company	X	X
Other Investment Companies	X	X
Securities Lending	X	X
Special Situations		X
Value Investing	X	X

Call Risk.  During periods of falling interest rates, a bond issuer may “call,” or repay, its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

Convertible Securities Risk.  The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk.  A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield / high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Currency Risk.  Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency-denominated securities may reduce the value of a Portfolio’s asset.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Derivatives Risk.  A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio’s investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio’s use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market’s direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Equity Securities Risk.  Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or “blue chip” equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk.  Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

High-Yield, Lower-Grade Debt Securities Risk.  High-yield debt securities (commonly referred to as “junk bonds”) generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market’s perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk.  Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Interest Rate Risk.  The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Manager Risk.  A sub-adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio’s objective. A sub-adviser could do a poor job in executing an investment strategy. A sub-adviser may use the investment techniques or invest in securities that are not part of a Portfolio’s principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Many sub-advisers of equity Portfolios employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some Portfolios that are characterized as growth or value can have greater volatility than other Portfolios managed by other managers in a growth or value style.

Market and Company Risk.  The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

Other Investment Companies Risk.  A Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained; or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on un-invested cash or for other reasons, each Portfolio may invest its assets in ING Institutional Prime  Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING  Money Market Funds”).  A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of  the ING Money Market Fund.  A Portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of  the ING Money Market Fund in which the Portfolio invests resulting from the portfolio’s investment into the ING Money Market Fund.

Securities Lending Risk.  A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Special Situations Risk.  A “special situation” arises when, in a sub-adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and a Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

Value Investing Risk.  A sub-adviser may be wrong in its assessment of a company’s value and the stocks a Portfolio holds may not reach what the sub-adviser believes are their full values. A particular risk of a Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio’s relative performance may suffer.

Comparison of Portfolio Performance

Set forth below is the performance information for each Portfolio.  The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio’s performance to that of broad measure(s) of market performance for the same period.  The bar charts show the performance of American Century Large Company Value Portfolio’s Class S shares for each year since inception and T. Rowe Price Equity Income Portfolio’s Class S shares for each of the last ten calendar years.  Shares of each class of each Portfolio will have different performance due to differing expenses.  The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare the Portfolios’ performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how the Portfolio will perform in the future.

American Century Large Company Value Portfolio

Year-by-Year Total Returns(1) (2) (3)

(For the periods ended December 31 of each year

(1)

These figures are for the year ended December 31 of each year.  They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the Class S shares’ best and worst quarterly returns during this period were: Best: 2nd quarter 2003: 19.70% and Worst: 4th quarter 2008: (21.31)%.

(3)

Prior to April 29, 2005, the Portfolio was sub-advised by Salomon Brothers Asset Management, Inc. and was known as ING Salomon Brothers Investors Value Portfolio. On April 29, 2005, the Portfolio’s principal investment strategies changed.

T. Rowe Price Equity Income Portfolio

Year-by-Year Total Returns(1) (2) (3)

(For the periods ended December 31 of each year)

(1)

These figures are for the year ended December 31 of each year.  They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the Class S shares’ best and worst quarterly returns during this period were: Best: 2nd Quarter 2003: 16.79% Worst: 4th Quarter 2008: (21.94)%.

(3)	T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

Average Annual Total Return

(For the periods ended December 31, 2008)

	1 Year	5 Years (Or life of Class)		10 Years (Or life of Class)
American Century Large Company Value Portfolio
ADV Class	(37.19)%	(4.12)%		(2.85	)%(1)
Russell 1000® Value Index(2)	(36.85)%	(0.79)%		1.10	%(4)
S&P 500® Index(3)	(37.00)%	(2.19)%		(1.39	)%(4)
Class I	(36.86)%	(3.64)%		(2.35	)%(1)
Russell 1000® Value Index(2)	(36.85)%	(0.79)%		1.10	%(4)
S&P 500® Index(3)	(37.00)%	(2.19)%		(1.39	)%(4)
Class S	(36.99)%	(3.87)%		(2.59	)%(1)
Russell 1000® Value Index(2)	(36.85)%	(0.79)%		1.10	%(4)
S&P 500® Index(3)	(37.00)%	(2.19)%		(1.39	)%(4)

T. Rowe Price Equity Income Portfolio
ADV Class	(35.91)%	(1.90	)%(5)	N/A
S&P 500® Index(3)	(37.00)%	(2.19	)%(6)	N/A
Class I	(35.50)%	(0.93	)%(5)	2.86%
S&P 500® Index(3)	(37.00)%	(2.19)%		1.68	%(7)
Class S	(35.69)%	(1.18)%		1.52%
S&P 500® Index(3)	(37.00)%	(2.19)%		(1.38)%

(1)        The ADV Class, Class I and Class S of American Century Large Company Value Portfolio commenced operations on December 10, 2001.

(2)        The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower than forecasted growth values.

(3)        The S&P 500® Index is an unmanaged index that measures the performance of the securities of approximately 500 of the largest companies in the U.S.

(4)        Since inception performance of the index is shown as of December 1, 2001.

(5)        ADV Class and Class I of T. Rowe Price Equity Income Portfolio commenced operations on January 15, 2004 and May 2, 2003, respectively.

(6)        Since inception performance of the index is shown as of January 1, 2004

(7)        Since inception performance of the index is shown as of May 1, 2003.

Additional information regarding T. Rowe Price Equity Income Portfolio is included in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Portfolios.  For further information on the fees and expenses of T. Rowe Price Equity Income Portfolio, see “Appendix B: Additional Information Regarding ING T. Rowe Price Equity Income Portfolio.”

Management Fees

Each of American Century Large Company Value Portfolio and T. Rowe Price Equity Income Portfolio pays DSL, its investment adviser, a management fee, payable monthly, based on the average daily net assets of the respective Portfolio.  The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees
American Century Large Company Value Portfolio	0.80% of the Portfolio’s average daily net assets

T. Rowe Price Equity Income Portfolio(1)

0.750% on the first $750 million of the combined average daily net assets of the Portfolios;
0.700% on the next $1.25 billion of the combined average daily net assets of the Portfolios;
0.650% on the next $1.5 billion of the combined average daily net assets of the Portfolios; and
0.600% of the Portfolios’ combined average daily net assets in excess of $3.5 billion.

If the Reorganization is approved by shareholders, T. Rowe Price Equity Income Portfolio will continue to pay the same management fee currently in place.  For more information regarding the management fees for each Portfolio, please see the SAIs of the Portfolios, each dated May 1, 2009.

(1) For the purpose of calculating the advisory fee, the assets of T. Rowe Price Equity Income Portfolio are aggregated with the assets of ING Clarion Real Estate Portfolio, ING Global Resources Portfolio, ING T. Rowe Price Capital Appreciation  Portfolio and ING Van Kampen Growth and Income Portfolio, each a separate series of ING Investors Trust, none of which is a party to the Reorganization. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the portfolios and their respective investment advisers based on relative net assets.

Sub-Adviser Fees

DSL, the investment adviser to the Portfolios, pays American Century and T. Rowe Price, the sub-adviser to American Century Large Company Value Portfolio and T. Rowe Price Equity Income Portfolio, respectively, a sub-advisory fee, payable monthly, based on the average daily net assets of each respective Portfolio.  The following table shows the aggregate annual sub-advisory fee paid to each sub-adviser, as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Sub-Adviser Fees
American Century Large Company Value Portfolio(1)

0.40% of the first $500 million of the Portfolio’s average daily net assets;
0.35% of the next $500 million of the Portfolio’s average daily net assets; and
0.30% of the Portfolio’s average daily net assets in excess of $1 billion

T. Rowe Price Equity Income Portfolio(2)

0.40% on the first $250 million of the Portfolio’s average daily net assets;
0.375% on the next $250 million of the Portfolio’s average daily net assets; and
0.35% of the Portfolio’s average daily net assets above $500 million.

If the Reorganization is approved by shareholders, DSL will continue to pay T. Rowe Price the same sub-advisory fee currently in place for T. Rowe Price Equity Income Portfolio.

Administration Fees

Pursuant to an administrative services agreement between ING Partners, Inc. (“IPI”) and ING Funds Services, LLC (“IFS”), IFS provides all administrative services in support of American Century Large Company Value Portfolio and is responsible for the supervision of the Portfolio’s other service providers.  As compensation for its services, IFS receives a monthly fee from American Century Large Company Value Portfolio.  The fee is computed daily and payable monthly, at an annual rate of 0.20% of the Portfolio’s average daily net assets.

The management agreement between ING Investors Trust (“IIT”), on behalf of T. Rowe Price Equity Income Portfolio, and DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. As such, there are no separate administration fees.

If the Reorganization is approved by shareholders, T. Rowe Price Equity Income Portfolio will continue to pay the “bundled fee,” which provides for advisory services and administrative services, among others.

Distribution and Service Fees

The ADV Class and Class S shares of the Portfolios pay the distribution (12b-1) and/or service fees as described in the table entitled “Annual Portfolio Operating Expenses” below. Because these fees are paid out of the Portfolios’ assets on an on-going basis, over time these fees will increase the cost of your investment.

(1)        The annual sub-advisory fee payable on the first $500 million of assets will be reduced to 0.35% if DSL’s cumulative U.S. large cap assets under management sub-advised by American Century exceeds $650 million.

(2)        The sub-advisory fees payable to T. Rowe Price are subject to a group fee waiver.  For purposes of this fee waiver, the assets of T. Rowe Price Equity Income Portfolio will be aggregated with those of ING T. Rowe Price Capital Appreciation Portfolio, a separate series of IIT and ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING T. Rowe Price Growth Equity Portfolio, each a separate series of ING Partners, Inc. (collectively, the “T. Rowe Series”), none of which is a party to the Reorganization. The group fee waiver will be calculated based on the aggregated assets of T. Rowe Price Equity Income Portfolio and the T. Rowe Series and will be applied to any fees payable by a series as follows: 5% discount for the aggregated assets between $750 million and $1.5 billion; 7.5% discount for the aggregated assets between $1.5 billion and $3.0 billion; and 10% discount for the aggregated assets greater than $3.0 billion.

Expense Limitation Arrangements

Pursuant to a side agreement between IPI and DSL, DSL has agreed to limit the expenses of American Century Large Company Value Portfolio. Pursuant to this agreement, the expense limits for the Portfolio are 1.40%, 0.90% and 1.15% for ADV Class, Class I and Class S, respectively. The agreement will continue through at least December 31, 2009.

T. Rowe Price Equity Income Portfolio does not have an expense limitation agreement.

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees.  The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contract or under your Qualified Plan.

Transaction Fees on New Investments

(fees paid directly from your investment)

	American Century Large Company Value Portfolio	T. Rowe Price Equity Income Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A

Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	N/A	N/A

Neither American Century Large Company Value Portfolio nor T. Rowe Price Equity Income Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table.  Expenses are based upon the operating expenses incurred by the Portfolios for the period ended December 31, 2008.  Pro forma fees show estimated fees of T. Rowe Price Equity Income Portfolio after giving effect to the proposed Reorganization as adjusted to reflect applicable fee waivers.  Pro forma numbers are estimated in good faith and are hypothetical.  Your Variable Contract is a contract between you and the issuing Participating Insurance Company.  Neither Portfolio is a party to that Variable Contract.  The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract.  The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.  The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses(1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	American Century Large Company Value Portfolio	T. Rowe Price Equity Income Portfolio		(T. Rowe Price Equity Income Portfolio After Reorganization) (Estimated Pro Forma)

ADV Class
Management Fee	0.80%	0.64%		0.64%
Distribution (12b-1) and Shareholder Servicing Fees(2)	0.50%	0.75%		0.75%
Other Expenses(3)	0.20%	0.01%		0.01%
Acquired Portfolio Fees and Expenses(4)	0.00%	N/A		N/A
Total Portfolio Operating Expenses	1.50%	1.40%		1.40%
Waivers, Reimbursement, and Recoupment	0.00%	(0.15	)%(2)	(0.15	)%(2)
Net Expenses	1.50%	1.25%		1.25%

CLASS I
Management Fee	0.80%	0.64%		0.64%
Distribution (12b-1) and Shareholder Servicing Fees	N/A	N/A		N/A
Other Expenses(3)	0.20%	0.01%		0.01%
Acquired Portfolio Fees and Expenses(4)	0.00%	N/A		N/A
Total Portfolio Operating Expenses	1.00%	0.65%		0.65%
Waivers, Reimbursement, and Recoupment	0.00%	0.00%		0.00%
Net Expenses	1.00%	0.65%		0.65%

CLASS S
Management Fee	0.80%	0.64%		0.64%
Distribution (12b-1) and Shareholder Servicing Fees(2)	0.25%	0.25%		0.25%
Other Expenses(3)	0.20%	0.01%		0.01%
Acquired Portfolio Fees and Expenses(4)	0.00%	N/A		N/A
Total Portfolio Operating Expenses	1.25%	0.90%		0.90%
Waivers, Reimbursement, and Recoupment	0.00%	0.00%		0.00%
Net Expenses	1.25%	0.90%		0.90%

(1)                                The fiscal year end for each Portfolio is December 31.  This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets.  These ratios are based on each Portfolio’s actual operating expenses as of December 31, 2008, as adjusted for contractual changes and waivers, if any.

(2)                                IFD has contractually agreed to waive 0.15% of the distribution fee for the ADV Class shares of T. Rowe Price Equity Income Portfolio, so that the actual fee paid by ADV Class shares of the Portfolio is an annual rate of 0.35%.  Absent the waiver, the distribution fee is 0.50% for ADV Class shares of T. Rowe Price Equity Income Portfolio.  The waiver will continue through at least May 1, 2010.  There is no guarantee that this waiver will continue after this date.

(3)                                Pursuant to an administration agreement, IFS receives an annual administration fee equal to 0.20% of American Century Large Company Value Portfolio’s average daily net assets. The management agreement between IIT, on behalf of T. Rowe Price Equity Income Portfolio, and DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. As such, T. Rowe Price Equity Income Portfolio does not pay a separate administration fee.

(4)                                The Acquired Portfolio Fees and Expenses are not fees or expenses incurred by the Portfolios directly.  These fees and expenses include each Portfolio’s pro rata share of the cumulative expenses charged by the acquired funds in which the Portfolios invest. The fees and expenses will vary based on the Portfolios allocation of assets to, and the annualized net expenses of, the particular acquired funds.  The impact of these fees and expenses is shown in “Net Expenses.” For American Century Large Company Value Portfolio, the amounts of these fees and expenses represent less than 0.01% and are included in “Other Expenses.”

Examples.  The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio.  The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan.  The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown.  Your actual costs may be higher or lower.

	American Century Large Company Value Portfolio				T. Rowe Price Equity Income Portfolio
	1 Year	3 Years	5 Years	10 Years	1 Year		3 Years		5 Years		10 Years
ADV Class	$153	$474	$818	$1,791	$127	(1)	$428	(1)	$752	(1)	$1,667	(1)
Class I	$102	$318	$552	$1,225	$66		$208		$362		$810
Class S	$127	$397	$686	$1,511	$92		$287		$498		$1,108

	Estimated T. Rowe Price Equity Income Portfolio Pro Forma: the Portfolios Combined
	1 Year	3 Years	5 Years	10 Years
ADV Class(1)	$127	$428	$752	$1,667
Class I	$66	$208	$362	$810
Class S	$92	$287	$498	$1,108

(1)           The Examples reflect the expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Transitioning

If the Reorganization is approved by shareholders, the adviser or sub-adviser to American Century Large Company Value Portfolio may sell a portion of the Portfolio’s holdings shortly prior to the Closing Date to transition its portfolio holdings to T. Rowe Price Equity Income Portfolio.  The proceeds of such sales may be held in temporary investments or invested in assets that T. Rowe Price Equity Income Portfolio may hold or wish to hold.  After the Closing Date, the sub-adviser to T. Rowe Price Equity Income Portfolio may also sell portfolio securities that it acquired from American Century Large Company Value Portfolio, and T. Rowe Price Equity Income Portfolio may not be immediately fully invested in accordance with its stated investment strategies.  Both Portfolios may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions.  During the transition period, American Century Large Company Value Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  Furthermore, such sales and purchases may be made at a disadvantageous time and could result in increased transactional costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Portfolios.

Key Differences in the Rights of American Century Large Company Value Portfolio’s Shareholders and T. Rowe Price Equity Income Portfolio’s Shareholders

American Century Large Company Value Portfolio is organized as a separate series of IPI, a Maryland corporation and is governed by its Articles of Incorporation and Bylaws. T. Rowe Price Equity Income Portfolio is organized as a separate series of IIT, a Massachusetts business trust, and is governed by its Declaration of Trust and Bylaws. Key differences in IPI’s Articles of Incorporation/Bylaws and IIT’s Declaration of Trust/Bylaws, as they affect shareholders of American Century Large Company Value Portfolio and T. Rowe Price Equity Income Portfolio, are presented below.

American Century Large Company Value Portfolio	T. Rowe Price Equity Income Portfolio

At any meeting of shareholders duly called for the purpose, shareholders have the power to elect and remove Directors by the vote of a majority of all the shares entitled to vote. Any or all of the Directors may be removed by the shareholders, who may elect a successor or successors to fill any resulting vacancy or vacancies for the unexpired term.

The shareholders of IIT shall elect Trustees at shareholder meetings called for that purpose to the extent required by the 1940 Act. The Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of trustees prior to such removal, specifying the date when such removal shall become effective.

The liquidation of the Portfolio in which there are shares then outstanding may be authorized by vote of a majority of the Board of Directors then in office, subject to the approval of a majority of the outstanding shares of the Portfolio, as defined in the 1940 Act.

Consolidation or merger shall require the approval of a majority shareholder vote of each Series affected thereby. The terms “merge” or “merger” as used therein shall not include the purchase or acquisition of any assets of any other trust, partnership, association or corporation which is an investment company organized under the laws of the Commonwealth of Massachusetts or any other state of the United States.

Because American Century Large Company Value Portfolio is organized as a series of a Maryland corporation and T. Rowe Price Equity Income Portfolio is organized as a series of a Massachusetts business trust, there are some differences between the rights of shareholders of the Portfolios.  Under Maryland law, shareholders of American Century Large Company Value Portfolio have no personal liability for the Portfolio’s acts or obligations.  Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust.  However, IIT’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio.  As such, shareholders of T. Rowe Price Equity Income Portfolio have no personal liability for the Portfolio’s acts or obligations.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of American Century Large Company Value Portfolio in exchange for shares of beneficial interest of T. Rowe Price Equity Income Portfolio and the assumption by T. Rowe Price Equity Income Portfolio of American Century Large Company Value Portfolio’s known liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of T. Rowe Price Equity Income Portfolio to shareholders of American Century Large Company Value Portfolio, as provided for in the Reorganization Agreement.  American Century Large Company Value Portfolio will then be liquidated.

Each shareholder of ADV Class, Class I and Class S shares of American Century Large Company Value Portfolio will hold, immediately after the Closing Date, the corresponding share class of T. Rowe Price Equity Income Portfolio having an aggregate value equal to the aggregate value of the shares of American Century Large Company Value Portfolio held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of T. Rowe Price Equity Income Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of American Century Large Company Value Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  DSL also believes that the reorganizations may benefit portfolio shareholders by resulting in surviving portfolios with a greater asset base.  This is expected to provide greater investment opportunities for each surviving portfolio and the potential to take larger portfolio positions.

The proposed Reorganization was presented for consideration to the Board of the Portfolios (the Trustees of American Century Large Company Value Portfolio are the same individuals who serve as Directors of T. Rowe Price Equity Income Portfolio) at a meeting held on January 30, 2009.  The Boards, including all of the Directors/Trustees who are not “interested persons” (as defined in the 1940 Act) of the Portfolios, determined that the interests of the shareholders of each Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of the Portfolios and their shareholders.

The Reorganization will allow American Century Large Company Value Portfolio’s shareholders to continue to participate in a professionally managed portfolio that seeks substantial dividend income as well as long-term growth of capital.

Board Considerations

The Board of American Century Large Company Value Portfolio, in recommending the proposed Reorganization, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  the potential benefits of the proposed Reorganization to American Century Large Company Value Portfolio’s shareholders;

•                  the expense ratios and information regarding fees and expenses of American Century Large Company Value Portfolio and T. Rowe Price Equity Income Portfolio, including that the gross and net expense ratios for all classes of the disappearing American Century Large Company Value Portfolio are expected to decrease after the Reorganization;

•                  that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the Separate Accounts or the Qualified Plans) or the interests of Variable Contract Owners or Plan Participants;

•                  changes in the investment objectives, policies, restrictions, management and portfolio holdings of American Century Large Company Value Portfolio as a result of the Reorganization;

•                  the direct or indirect costs to be incurred by each Portfolio and its respective shareholders in connection with the proposed Reorganization;

•                  that the costs of the Reorganization will be shared equally between DSL (or an affiliate) and American Century Large Company Value Portfolio;

•                  that if the Reorganization is approved by shareholders, certain holdings of American Century Large Company Value Portfolio may be sold shortly prior to the Closing Date and certain portfolio securities that T. Rowe Price Equity Income Portfolio acquired from American Century Large Company Value Portfolio may also be sold after the Closing Date, as described more fully in “Portfolio Transitioning” on page 22; and

•                  the future potential benefits to DSL in that its costs to advise both Portfolios may be reduced if the Reorganization is approved.

The Board of American Century Large Company Value Portfolio recommends that shareholders approve the Reorganization with T. Rowe Price Equity Income Portfolio.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither American Century Large Company Value Portfolio nor its shareholders, nor T. Rowe Price Equity Income Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, American Century Large Company Value Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

Expenses of the Reorganization

The expenses relating to the proposed Reorganization will be shared equally between DSL (or an affiliate) and American Century Large Company Value Portfolio.  The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of any necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Future Allocation of Premiums

Shares of American Century Large Company Value Portfolio have been purchased at the direction of Variable Contract owners by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract.  If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to American Century Large Company Value Portfolio will be allocated to T. Rowe Price Equity Income Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

American Century Large Company Value Portfolio is organized as a separate series of IPI, an open-end management investment company organized as a Maryland corporation.  IPI is governed by a Board of Directors consisting of ten members.  For more information on the history of IPI, see the SAI of American Century Large Company Value Portfolio.

T. Rowe Price Equity Income Portfolio is organized as a separate series of IIT, an open-end management investment company organized as a Massachusetts business trust.  IIT is governed by a Board of Trustees consisting of ten members.  For more information on the history of IIT, see the SAI of T. Rowe Price Equity Income Portfolio.

Adviser

DSL, a Delaware limited liability company, serves as the investment adviser to each Portfolio.  DSL has overall responsibility for the management of the Portfolios.  DSL provides or oversees all investment advisory and portfolio management services for, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.  DSL is registered with the SEC as an investment adviser and is registered with the Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.  As of December 31, 2008, DSL managed over $34.2 billion in registered investment company assets.  DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL is an indirect, wholly-owned subsidiary of ING Groep, which is located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

DSL has engaged American Century and T. Rowe Price to serve as sub-adviser to American Century Large Company Value Portfolio and T. Rowe Price Equity Income Portfolio, respectively, to provide the day-to-day management of each respective Portfolio.  DSL is responsible for monitoring the investment programs and performance of the sub-adviser with respect to each Portfolio.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either the Portfolio’s Board or DSL.  In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or DSL may assume day-to-day investment management of the applicable Portfolio.

DSL has full investment discretion and ultimate authority to make all determinations with respect to the investment of each respective Portfolio’s assets and the purchase and sale of portfolio securities.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to each Portfolio’s annual report for the fiscal year ended December 31, 2008.

Distributor

IFD serves as the distributor for the Portfolios.  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of the Financial Industry Regulatory Authority (“FINRA”).

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Dividends, Distributions and Taxes

Each Portfolio distributes to its Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, substantially all its net investment income and net capital gains, if any, each year.  Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code.  As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed.  It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to Participating Insurance Company Separate Accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.  Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios.  You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If the Reorganization Agreement is approved by American Century Large Company Value Portfolio’s shareholders, then as soon as practicable before the Closing Date, American Century Large Company Value Portfolio will pay Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of March 31, 2009, and on a pro forma basis as of March 31, 2009, giving effect to the Reorganization:

	American Century Large Company Value Portfolio	T. Rowe Price Equity Income Portfolio	Adjustments		T. Rowe Price Equity Income Portfolio Pro Forma

ADV Class
Net Assets	$1,839,475	$10,278,885	$(2,608	)(1)	$12,115,752
Net Asset Value Per Share	$3.96	$7.09			$7.09
Shares Outstanding	464,345	1,449,549	(205,266	)(2)	1,708,628

CLASS I
Net Assets	$5,558,321	$188,140,869	$(7,879	)(1)	$193,691,311
Net Asset Value Per Share	$3.94	$7.13			$7.13
Shares Outstanding	1,410,550	26,381,306	(632,087	)(2)	27,159,769

CLASS S
Net Assets	$6,463,729	$595,240,094	$(9,163	)(1)	$601,694,660
Net Asset Value Per Share	$3.99	$7.14			$7.14
Shares Outstanding	1,621,143	83,369,410	(717,142	)(2)	84,273,411

(1)          Reflects adjustment for estimated one time merger expenses.

(2)          Reflects net of retired shares of American Century Large Company Value Portfolio.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about May 18, 2009.  In addition to the solicitation of proxies by mail, employees of DSL and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

American Century Large Company Value Portfolio has also retained Computershare Fund Services (the “Solicitor”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. The estimated cost of the proxy solicitation is $3,300. DSL (or an affiliate) and American Century Large Company Value Portfolio will share equally the cost of the proxy solicitation. Shareholders of American Century Large Company Value Portfolio may receive a telephone call from the Solicitor asking them to vote.

In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned. If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares. The Solicitor will advise that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor will then record the shareholder’s instructions on the voting instructions card. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-262-3862 or the Solicitor toll-free at 1-866-704-4437.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with American Century Large Company Value Portfolio a written revocation or duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of American Century Large Company Value Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and Participating Insurance Companies will vote American Century Large Company Value Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.

Each shareholder of American Century Large Company Value Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of American Century Large Company Value Portfolio at the close of business on April 1, 2009 (the “Record Date”) will be entitled to be present and give voting instructions for American Century Large Company Value Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on June 29, 2009.  As of the Record Date, the following shares of beneficial interest of American Century Large Company Value Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
ADV Class
Class I
Class S
Total

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.  A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless after the adjournment a new record date is fixed. If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

To the knowledge of DSL, as of April 1, 2009, no current Director/Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Directors/Trustees own, as a group, less than 1% of the shares of either Portfolio.

Appendix C hereto lists the persons that, as of April 1, 2009 owned beneficially or of record 5% or more of the outstanding shares of any class of American Century Large Company Value Portfolio or T. Rowe Price Equity Income Portfolio.

Other Matters to Come Before the Special Meeting

American Century Large Company Value Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

American Century Large Company Value Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by American Century Large Company Value Portfolio’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,
Secretary

May 18, 2009

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 30th day of January, 2009, by and between ING Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Trust”), on behalf of its series, ING T. Rowe Price Equity Income Portfolio (the “Acquiring Portfolio”), and ING Partners, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Company”), on behalf of its series, ING American Century Large Company Value Portfolio (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for the Adviser Class (“ADV Class”), Class I and Service Class (“Class S”) voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type, and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.          Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional ADV Class, Class I and Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by the Company, on behalf of the Acquired Portfolio, to the Trust, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its ADV Class, Class I and Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1; and (ii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (“Acquired Portfolio Shareholders”).  The aggregate net asset value of ADV Class, Class I and Class S Acquiring Portfolio Shares to be so credited to shareholders of ADV Class, Class I and Class S shares of the Acquired Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding ADV Class, Class I and Class S Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in ADV Class, Class I and Class S shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the ADV Class, Class I and Class S Acquiring Portfolio Shares in connection with such exchange.

1.5.          Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.             VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.          The net asset value of a ADV Class, Class I and Class S Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.          The number of the ADV Class, Class I and Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the ADV Class, Class I and Class S shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the same Class determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.             CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be July 17, 2009 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date, unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.          The Acquired Portfolio shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Portfolio shall direct PNC Global Investment Servicing  (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding ADV Class, Class I and Class S shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted; or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Portfolio or the Board of Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.             REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquired Portfolio, represents and warrants to the Trust as follows:

(a)       The Acquired Portfolio is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)        The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)       All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)       Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Company, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)        The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2008 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)        Since December 31, 2008, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)       On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)        For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under

Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)      All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)       The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)       The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Portfolio, represents and warrants to the Company as follows:

(a)       The Acquiring Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)        The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)       Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  The Trust, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)       The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2008 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)        Since December 31, 2008, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)        On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)       For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)        All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)      The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)       The ADV Class, Class I and Class S Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)       The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(p)       That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials with respect to the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.             COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.          The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Portfolio covenants that the ADV Class, Class I and Class S Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the ADV Class, Class I and Class S Acquiring Portfolio Shares received at the Closing.

5.8.          The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          The Company, on behalf of the Acquired Portfolio, covenants that the Company will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Company’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio’s Shares to be delivered hereunder; and (b) the Trust’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of the Company, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Company’s election, to the performance by the Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of the Trust, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          The Trust shall have delivered to the Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Company shall reasonably request;

6.3.          The Trust, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Trust, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Company, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of the Company, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          The Company, on behalf of the Acquired Portfolio, shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Company;

7.3.          The Company shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

7.4.          The Company, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Company, on behalf of the Acquired Portfolio, or the Trust, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Company’s Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio.  Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust or the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to the Company and the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Company and the Trust.  Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the condition set forth in this paragraph 8.5.

9.             BROKERAGE FEES AND EXPENSES

9.1.          The Company, on behalf of the Acquired Portfolio, and the Trust, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2           The expenses relating to the proposed Reorganization will be borne equally by (i) the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser) and (ii) the Acquired Portfolio.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.          ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        The Company and the Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.                               TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before October 31, 2009, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company and the Trust; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the ADV Class, Class I and Class S Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Company or the Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey P. Falgout Jr., in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C.  20006, attn: Jeffrey S. Puretz.

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the corporate property of the Acquiring Portfolio or Acquired Portfolio, as the case may be, as provided in the Declaration of Trust of the Trust and the Articles of Incorporation of the Company, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING INVESTORS TRUST on behalf of its
ING T. ROWE PRICE EQUITY INCOME
PORTFOLIO Series

By:	/s/ Michael J. Roland

Name:	Michael J. Roland

Title:	Executive Vice President

ING PARTNERS, INC. on behalf of its
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO Series

By:	/s/ Todd Modic

Name:	Todd Modic

Title:	Senior Vice President

APPENDIX B

ADDITIONAL INFORMATION REGARDING

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (“PORTFOLIO”)

Interests of the Holders of Variable Insurance Contracts and Polices and Qualified Retirement Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans.  The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations.  The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors.  However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations.  The Board of Trustees (“Board”) monitors events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices.  The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the adviser, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (normally 4 p.m. Eastern time unless otherwise designated by the NYSE) (“Market Close”) on the New York Stock Exchange (“NYSE”).  The Portfolio is open for business every day the NYSE is open.  The NYSE is closed on all weekends and on all national holidays and Good Friday.  Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that investment company.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.  Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated.  As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                                          Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                                          Securities of an issuer that has entered into a restructuring;

•                                          Securities whose trading has been halted or suspended;

•                                          Fixed-income securities that have gone into default and for which there is no current market value quotation; and

•                                          Securities that are restricted as to transfer or resale.

The Portfolio or the adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company’ s Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.  When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent.  In order to receive that day’s price, the order must be received by the earlier of 4:00 p.m. Eastern time or Market Close.  The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order.  The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission (the “SEC”).

Management of the Portfolio

Adviser

Directed Services LLC (“DSL” or “Adviser”), a Delaware limited liability company, serves as the investment adviser to the Portfolio.  DSL has overall responsibility for the management of the Portfolio.  DSL provides or oversees all investment advisory and portfolio management services for, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.  DSL is registered with the SEC as an investment adviser and is registered with the Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.  As of December 31, 2008, DSL managed over $34.2 billion in registered investment company assets.  DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL is an indirect, wholly-owned subsidiary of ING Groep, which is located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

DSL has engaged a sub-adviser to provide the day-to-day management of the Portfolio’s investment portfolio pursuant to a sub-advisory agreement.  DSL is responsible for monitoring the investment programs and performance of the sub-adviser.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Board.  In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or DSL may assume day-to-day investment management of the Portfolio.

For more information regarding the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s annual shareholder report dated December 31, 2008.

Sub-Adviser and Portfolio Managers

DSL has engaged T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Sub-Adviser”) as sub-adviser to the Portfolio. T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2008, the firm and its affiliates managed over $[X] billion in assets.

Brian Rogers is responsible for the day-to-day management of the Portfolio. Mr. Rogers is the Committee Chair of the Investment Advisory Committee that has managed the Portfolio since March 1999. He works with the Committee in developing and executing the Portfolio’s investment program. Mr. Rogers has been managing investments since joining T. Rowe Price in 1982.

The Sub-Adviser, subject to the supervision of DSL and the Board, is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies.  The Sub-Adviser pays the salaries and other related costs of personnel engaged in providing investment advice, including office space, facilities and equipment.

DSL has overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and the Portfolio’s investment objective. DSL pays the Sub-Adviser a fee at an annual rate based on the average daily net asset value of the Portfolio.  DSL pays the sub-advisory fee out of its advisory fee.

Additional Information Regarding Portfolio Manager

The Portfolio’s Statement of Additional Information, dated May 1, 2009, provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Administrative Services

The management agreement between ING Investors Trust (“IIT”), on behalf of T. Rowe Price Equity Income Portfolio, and DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.

Portfolio Distribution

The Portfolio is distributed by ING Funds Distributor, LLC (“IFD” or “Distributor”).  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, AZ  85258.

IFD is a member of the Financial Industry Regulatory Authority (“FINRA”).  To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from the FINRA.

Additional Information Regarding the Classes of Shares

T. Rowe Price Equity Income Portfolio’s shares are classified into Adviser Class (“ADV Class”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class (“Class S2”). The classes are identical except for different expenses, certain related rights and certain shareholder services.  All classes of the Portfolio have a common investment objective and investment portfolio. Only ADV Class, Class I and Class S shares are offered in this Proxy Statement/Prospectus.

Purchase and Redemptions of Shares

The Portfolio’s shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Shareholder Service and/or Distribution Plans

IIT has entered into a Shareholder Service and Distribution Plan (“Plan”) with respect to the ADV Class of the Portfolio in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators (“financial service firms”).  The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolio (a 0.25% shareholder service fee and at 0.50% distribution fee).  Over time, these fees will increase the cost of an investor’s shares and may cost investors more than paying other types of sales charges.  The ADV Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum.  The Class I shares are not subject to a shareholder servicing fee or a Rule 12b-1 distribution fee. The Class S shares are not subject to a Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum. IFD has agreed to waive a portion of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2010, but in any event, IIT will notify shareholders if it intends to pay IFD more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

Frequent Trading — Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading.  With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the

Portfolio’s ability to provide maximum investment return to all shareholders.  This in turn can have an adverse effect on Portfolio performance.

A Portfolio that invests in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in a Portfolio which does not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the previous calendar quarter (e.g., the Portfolio will post the quarter ending June 30 holdings on July 31). The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

How ING Compensates Entities Offering the Portfolio as an Investment Option in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Plan, the Portfolio’s Advisers or Distributor (collectively, “ING”), out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies.  The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies.  The Portfolio’s adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio.  These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is IFD.  IFD has entered into such agreements with non-affiliated insurance companies.  Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%.  This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of May 1, 2009, the Adviser had entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Company.  ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization.  These methods may take the form of cash payments to affiliates.  These methods do not impact the costs incurred when investing in the Portfolio.  Additionally, if the Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on the Portfolio if it must pay to have it sub-advised by non-affiliated entities.  Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Each of the Portfolio, the Adviser and the Distributor is not a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive.  Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31.  The Portfolio will send financial statements to its shareholders at least semi-annually.  An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

Taxes and Distributions

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”), including requirements with respect to diversification of assets, distribution of income and sources of income.  As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain.  The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level.

See the Portfolio’s SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING T. Rowe Price Equity Income Portfolio’s financial statements, which have been audited by KPMG LLP an independent registered public accounting firm.

		Income (loss) from investment											Ratios to average net assets
		operations												Expenses
				Net										net of fee
	Net asset			realized		Less distributions							Expenses	waivers	Expenses	Net	Supplemental
	value,	Net		and	Total	From				Net			before	and/or	net of all	Investment	data
	beginning	investment		unrealized	from	net	From net	From		asset value,	Total		reductions/	recoupments,	reductions/	income	Net assets,	Portfolio
	of year or	income		gain	investment	investment	realized	return of	Total	end of year	Return		additions	if any	additions	(loss)	end of year	turnover
Year or period ended	period	(loss)		(loss)	operations	income	gains	capital	distributions	or period	-1		(2)(3)	(2)(3)	(2)(3)	(2)(3)	or period	rate
	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
ING T. Rowe Price Equity Income Portfolio

Class ADV
12-31-08	15.00	0.26	*	(5.40)	(5.14)	0.38	1.07	—	1.45	8.41	(35.91	)(a)	1.40	1.25	1.24	2.10	12,589	33
12-31-07	15.28	0.21	*	0.24	0.45	0.16	0.57	—	0.73	15.00	2.71		1.39	1.24	1.24	1.35	24,913	27
12-31-06	13.65	0.18	*	2.27	2.45	0.20	0.62	—	0.82	15.28	18.66		1.40	1.24	1.24	1.23	31,856	19
12-31-05	13.68	0.17	*	0.29	0.46	0.17	0.32	—	0.49	13.65	3.55		1.40	1.25	1.25	1.21	20,692	18
01-15-04(4)–12-31-04	12.35	0.16	*	1.37	1.53	0.13	0.07	—	0.20	13.68	12.41		1.27	1.27	1.26	1.34	3,581	16
Class I
12-31-08	15.26	0.33	*	(5.48)	(5.15)	0.59	1.07	—	1.66	8.45	(35.50	)(a)	0.65	0.65	0.64	2.80	154,488	33
12-31-07	15.52	0.31	*	0.25	0.56	0.25	0.57	—	0.82	15.26	3.34		0.64	0.64	0.64	2.00	135,616	27
12-31-06	13.80	0.26	*	2.31	2.57	0.23	0.62	—	0.85	15.52	19.42		0.65	0.64	0.64	1.84	31,382	19
12-31-05	13.76	0.25	*	0.29	0.54	0.18	0.32	—	0.50	13.80	4.12		0.65	0.65	0.65	1.92	45,227	18
12-31-04	12.13	0.22		1.61	1.33	0.13	0.07	—	0.20	13.76	15.11		0.67	0.67	0.66	1.84	10,643	16
Class S
12-31-08	15.22	0.30	*	(5.48)	(5.18)	0.51	1.07	—	1.58	8.46	(35.69	)(a)	0.90	0.90	0.89	2.48	726,076	33
12-31-07	15.49	0.27	*	0.25	0.52	0.22	0.57	—	0.79	15.22	3.06		0.89	0.89	0.89	1.70	1,192,368	27
12-31-06	13.78	0.23		2.30	2.53	0.20	0.62	—	0.82	15.49	19.09		0.90	0.89	0.89	1.58	1,244,743	19
12-31-05	13.74	0.21	*	0.31	0.52	0.16	0.32	—	0.48	13.78	3.92		0.90	0.90	0.90	1.53	1,067,106	18
12-31-04	12.12	0.19		1.61	1.30	0.11	0.07	—	0.18	13.74	14.89		0.92	0.92	0.91	1.52	978,340	16

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) Annualized for periods less than one year.

(3) Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4) Commencement of operations.

* Calculated using average number of shares outstanding throughout the period.

(a) There was no impact on total return by the affiliate payments.

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APPENDIX C

Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of April 1, 2009:

ING American Century Large Company Value Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

C-1

ING T. Rowe Price Equity Income Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

*              On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on April 1, 2009.

C-2

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3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card,

sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON JUNE 30, 2009

PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization by and between ING American Century Large Company Value Portfolio and ING T. Rowe Price Equity Income Portfolio, providing for the reorganization of ING American Century Large Company Value Portfolio with and into ING T. Rowe Price Equity Income Portfolio.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 30, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on June 30, 2009, at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization by and between ING American Century Large Company Value Portfolio and ING T. Rowe Price Equity Income Portfolio, providing for the reorganization of ING American Century Large Company Value Portfolio with and into ING T. Rowe Price Equity Income Portfolio.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

ING INVESTORS TRUST

Statement of Additional Information

May 18, 2009

Acquisition of the Assets and Liabilities of: ING American Century Large Company Value Portfolio (A Series of ING Partners, Inc.) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: ING T. Rowe Price Equity Income Portfolio (A Series of ING Investors Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Investors Trust (“SAI”) is available to the shareholders of ING American Century Large Company Value Portfolio, a series of ING Partners, Inc., in connection with a proposed transaction whereby all of the assets and known liabilities of ING American Century Large Company Value Portfolio will be transferred to ING T. Rowe Price Equity Income Portfolio, a series of ING Investors Trust, in exchange for shares of ING T. Rowe Price Equity Income Portfolio.

This SAI consists of: (i) this cover page; (ii) the Portfolio Manager’s Report for ING T. Rowe Price Equity Income Portfolio; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.         The SAI for ING American Century Large Company Value Portfolio dated May 1, 2009, as filed on [          ] (File No: 333-32575) and the SAI for ING T. Rowe Price Equity Income Portfolio dated May 1, 2009, as filed on [          ] (File No: 033-23512).

2.         The Financial Statements of ING American Century Large Company Value Portfolio included in the Annual Report dated December 31, 2008, as filed on March 6, 2009 and the Semi-Annual Report dated June 30, 2008, as filed on September 5, 2008 (File No: 811-08319) and the Financial Statements of ING T. Rowe Price Equity Income Portfolio included in the Annual Report dated December 31, 2008, as filed on March 6, 2009 and the Semi-Annual Report dated June 30, 2008, as filed on September 5, 2008 (No: 811-05629).

Pro forma financial statements in connection with this Reorganization have not been included in this SAI since the net asset value of ING American Century Large Company Value Portfolio, the disappearing fund, did not exceed ten percent of the net asset value of the surviving fund, ING T. Rowe Price Equity Income Portfolio, as of March 31, 2009.

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated May 18, 2009, relating to the Reorganization of ING American Century Large Company Value Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-262-3862.  This SAI should be read in conjunction with the Prospectus/Proxy.

PORTFOLIO MANAGER’S REPORT FOR
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

Set forth below is an excerpt from ING T. Rowe Price Equity Income Portfolio’s Annual Report for the fiscal year ended December 31, 2008.

*              *              *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2008

In our semi-annual report, we described a failed second quarter rally that fizzled when investors realized that borderline recessionary conditions and a credit crunch had not gone away. By year-end, governments were committing previously unimaginable sums of taxpayer money to prevent systemic collapse. Global equities in the form of the MSCI World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) plunged 29.70% in the six months ended December 31, 2008 (down 38.70% for the entire fiscal year). (The MSCI World® Index plunged 40.71% for the entire fiscal year, measured in U.S. dollars.) In currencies, the dollar at first drifted near record lows against the euro. But the tide turned in mid-July and for the six months ended December 31, 2008, the dollar strengthened by 12.10% (4.50% for the entire fiscal year). The dollar also soared 37.80% against the pound for the six months ended December 31, 2008 (37.90% for the entire fiscal year). But the yen advanced as carry trades (essentially short yen positions) were unwound and the dollar fell 14.90% for the six months ended December 31, 2008 (down 19.60% for the entire fiscal year).

Even more dramatic was the price of oil which marched to an all-time high of around $147 per barrel in mid-July, only to lose more than two thirds of that price by December 31, 2008.

The economic statistics remained bleak. By the end of October, the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices had fallen a record 18% over the year. New home sales were at 1991 levels. Some 45% of existing home sales were distressed.

Payrolls declined in every month of 2008, as the number of people claiming unemployment reached 4.1 million, a 26-year high. Gross domestic product (“GDP”) fell at an annualized rate of 0.50% in the third quarter, and the National Bureau of Economic Research announced that the recession had actually started in December 2007.

Yet these were side-shows to the fireworks display in the financial sector, where major institutions — hanging by a thread through problems rooted in unwise mortgage borrowing, lending and investment — met different fates in September 2008 at the hands of the U.S. government.

The Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) were taken into “conservatorship.” Merrill Lynch was acquired by the Bank of America with a wink from the authorities. AIG received an $85 billion loan from a reluctant government, which also took a 79.90% equity stake in AIG. But Lehman Brothers having sought capital, then a buyer, found neither and was left to file for Chapter 11 bankruptcy protection.

The U.S. government was now in the position of choosing winners and losers among financial institutions: none too successfully, for it quickly became obvious that by pointedly leaving Lehman Brothers to go under, a credit crisis had become a credit market collapse. Lending all but seized up.

Policy response was huge but at least initially muddled. A Troubled Asset Relief Plan (“TARP”) would set up a $700 billion fund to buy illiquid mortgage securities from financial institutions. But on November 12, 2008 with half of the money already used to recapitalize banks, Treasury Secretary Paulson announced that the rest of the funds would not be used to buy illiquid mortgage securities after all. This merely renewed the pressure on the holders of such securities like Citigroup, which within two weeks received guarantees from the government against losses and another $20 billion in capital.

Other programs were of more practical use, like support for the commercial paper market and a guarantee facility for money market funds. Arguably the most effective measure was the announced intention to buy vast quantities of agency mortgage-backed securities and debentures. This had the effect of driving down rates on the 30-year mortgage towards 5.00%, a record low. In the meantime, the newly-elected president promised a stimulus package worth approximately $1 trillion. And by year end, the Federal Open Market Committee (“FOMC”) reduced interest rates to a range of between 0% and 0.25%.

2008 ended with much gloom and bad news still to come, but the platform for recovery was perhaps taking shape.

2

In U.S. fixed-income markets, yields on the 90-day Treasury Bills briefly turned negative in December 2008, while the yield on the ten-year Treasury Note fell below 2.50%, something we had not seen in 50 years. The Barclays Capital U.S. Aggregate Bond Index(3), formerly known as the Lehman Brothers U.S. Aggregate Bond Index, of investment grade bonds returned 4.10% for the six months ended December 31, 2008, (5.20% for the entire fiscal year). By contrast, high yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index(4), formerly known as the Lehman Brothers High Yield Bond — 2% Issuer Constrained Composite Index, behaved more like a stock index and returned (25.10)% for the six months ended December 31, 2008 (down 25.90% for the entire fiscal year).

U.S. equities, represented by the S&P 500® Composite Stock Price (“S&P 500®”) Index(5), including dividends, returned (28.50)% for the six months ended December 31, 2008, (down 37.00% for the entire fiscal year), increasingly unimpressed by sharply falling oil prices. Profits for S&P 500® Index companies suffered their fifth straight quarter of decline, led again by the financials sector, although taxpayer money was also potentially committed to save the big three auto makers from bankruptcy. On November 20, 2008, the S&P 500® Index plumbed a level not seen since April 1997, before a December recovery.

In international markets, plainly entering recession, the MSCI Japan® Index(6) slumped 35.90% for the six months ended December 31, 2008, (down 42.60% for the entire fiscal year). The strengthening yen hit exports in an export-dependent economy even as global demand slowed for other reasons. The MSCI Europe ex UK® Index(7) sagged 29.40% for the six months ended December 31, 2008 (down 43.20% for the entire fiscal year), beset by sharply falling economic activity and a European Central Bank in denial that inflation was falling fast. Finally, rates were reduced by an unprecedented 175 basis points (or 1.75%) in two months near the end of the year while governments, one after the other, proposed large stimulus packages. In the UK, the MSCI UK® Index(8) fell 19.40% for the six months ended December 31, 2008 (down 28.50% for the entire fiscal year). The UK had allowed a bigger housing bubble than the United States and deeper personal indebtedness in an economy more dependent on the financial sector. Rates were reduced to 1951 levels as venerable banks ceased to exist as independent entities.

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4) The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*              *              *

3

ING T. Rowe Price Equity Income Portfolio (the “Portfolio”) seeks substantial dividend income as well as long-term growth of capital. The Portfolio is managed by Brian C. Rogers, CFA, Chairman, Chief Investment Officer, and Portfolio Manager of T. Rowe Price Associates, Inc. — the Sub-Adviser.

Performance: For the year ended December 31, 2008, the Portfolio’s Class S shares provided a total return of (35.69)% compared to the Standard & Poor’s 500® Composite Stock Price Index(1) (“S&P 500® Index”), which returned (37.00)% for the same period.

Portfolio Specifics: The Portfolio had a negative absolute return in 2008, but held up better than the S&P 500® Index. Stock selection drove outperformance over the benchmark for the year, while sector allocation decisions detracted from relative results. The largest positive contribution to performance relative to the benchmark came from the holdings in the energy sector. At the other end of the spectrum, consumer discretionary shares were the leading detractors from relative results.

Looking at positive contributors to performance relative to the benchmark, stock picks among energy shares helped most. The key contributor for the year was refiner Sunoco, Inc., which benefited from declining oil prices and strength in a number of its business units. The Portfolio’s stake in big, integrated oil company Chevron Corp. (“Chevron”) also helped. These shares held up better than those of smaller energy firms more highly levered to changes in energy prices. In addition, Chevron is well capitalized and should benefit in coming years from production growth in the Gulf of Mexico.

Utilities were contributors to relative performance thanks to stock picks and an overweight position in this defensive-oriented sector. In particular, highly regulated utilities with more predictable business models and revenues — such as Progress Energy, Inc. and Pacific Gas & Electric Co. — held up better than power generation firms.

Among healthcare shares, stock selection drove relative outperformance. Biopharmaceutical giant Amgen, Inc. was a key contributor, aided by better margins, profits, and growth outlook. Health insurer WellPoint, Inc. held up better than the index thanks to its relatively cheap valuation, limited downside risk, and demonstrated pricing power.

At the other end of the spectrum, stock selection made consumer discretionary shares the leading detractors from relative performance. Some of the key detractors were in the media space, as the economic slowdown meant declining profits, write-downs, and layoffs at newspaper and broadcasting company Gannett Co., Inc. In addition, casino operator MGM Mirage saw fewer patrons and poorer revenues in tough economic times, while tight credit markets meant increased borrowing costs, limiting its ability to fund planned capital expenditures. Similarly, Newell Rubbermaid, Inc. suffered from weak consumer spending and rising input costs.

Finally, an overweight position in financials — the poorest-performing segment in the index — detracted from performance relative to the benchmark. Some of the leading detractors were shares of Merrill Lynch & Co., Inc. and Fannie Mae, which were sold off and taken over by the government, respectively. Allied Irish Banks PLC ADR also underperformed in the face of liquidity, credit, and capital issues.

Current Strategy and Outlook: As we emerge from one of the most challenging market environments in history, we expect some improvement in economic fundamentals in 2009 and an eventual easing of the crisis of confidence and liquidity in the system. While it is not clear when markets will recover, we are reasonably optimistic about the prospects for equity returns as we look out over the next couple of years. In the meantime, we will continue to pursue companies that we believe have good business models and strong balance sheets trading at what we believe are depressed levels. It is our belief that this approach remains valid and that the market will ultimately reward those willing to make investments in fundamentally sound companies during times of uncertainty and stress.

4

Industry Allocation

as of December 31, 2008

(as a percent of net assets)

Portfolio holdings are subject to change daily.

Top Ten Holdings*
as of December 31, 2008
(as a percent of net assets)

ExxonMobil Corp.	3.4%
JPMorgan Chase & Co.	3.3%
Chevron Corp.	3.2%
General Electric Co.	3.0%
AT&T, Inc.	2.4%
Royal Dutch Shell PLC ADR – Class A	2.2%
Wells Fargo & Co.	2.0%
Hershey Co.	1.7%
Home Depot, Inc.	1.6%
3M Co.	1.5%

* Excludes short-term investments related to T. Rowe Price Reserve Investment Fund and securities lending collateral.

5

Average Annual Total Returns for the Periods Ended December 31, 2008

	1 Year	5 Year	10 Year	Since Inception of Class ADV January 15, 2004		Since Inception of Class I May 2, 2003		Since Inception of Class S2 September 9, 2002

Class ADV	(35.91)%	—	—	(1.90)%		—		—
Class I	(35.50)%	(0.93)%	—	—		2.86%		—
Class S	(35.69)%	(1.18)%	1.52%	—		—		—
Class S2	(35.76)%	(1.33)%	—	—		—		2.47%
S&P 500® Index(1)	(37.00)%	(2.19)%	(1.38)%	(2.19	)%(2)	1.68	%(3)	1.71	%(4)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING T. Rowe Price Equity Income Portfolio against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. For variable annuity contracts, please call (800) 992-0180 to get performance through the most recent month end. For variable universal life policies, please log on to www.ing.com/us to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio manager’s views are subject to change at any time based on market and other conditions.

6

Portfolio holdings are subject to change daily.

(1)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)	Since inception performance of the index is shown from January 1, 2004.

(3)	Since inception performance of the index is shown from May 1, 2003.

(4)	Since inception performance of the index is shown from September 1, 2002.

T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Prior to this date, a different firm served as portfolio manager.

7

PART C:

OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Article V, Section 5.4 of the Agreement and Declaration of Trust of ING Investors Trust (the “Registrant” or the “Trust”), provides for the indemnification of trustees and officers as follows:

The Trust shall indemnify (from the assets of the Series or Series in question or, if appropriate and permitted, from the assets of a Class or Classes) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants, and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”).

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services LLC (“DSL”), and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”). Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers. Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

The Trust has a management agreement with ING Investments, LLC (“ING Investments”) with respect to ING American Funds Portfolios, ING LifeStyle Portfolios, ING Disciplined Small Cap Value, ING Global Real Estate and ING Index Plus International Equity Portfolios.  Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment’s duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1)	(A)	Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(17)

	(B)	Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(17)

(C)	Amendment #2 effective May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(18)

(D)	Amendment #3 effective June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(18)

(E)	Amendment #4 effective June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(18)

(F)	Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(20)

(G)	Amendment #6 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(20)

(H)	Amendment #7 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(20)

(I)	Amendment #9 effective November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust(22)

(J)	Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust(23)

(K)	Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust(23)

(L)	Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust(23)

(M)	Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust(25)

(N)	Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust(25)

(O)	Amendment #15, dated September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust(25)

(P)	Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust(25)

(Q)	Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust(25)

(R)	Amendment #18 effective April 29, 2005 to The Amended and Restated Agreement and Declaration of Trust(25)

(S)	Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust(25)

(T)

Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios(27)

(U)

Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio(27)

(V)

Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio(27)

(W)

Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING EquitiesPlus Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio(29)

(X)

Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio(33)

(Y)

Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio(33)

(Z)	Amendment #26 dated January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio(33)

(AA)

Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio(33)

(BB)

Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio(33)

(CC)

Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Quantitative Small Cap Value Portfolio to ING Disciplined Small Cap Value Portfolio, and ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio(33)

(DD)

Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio(34)

(EE)

Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio(35)

(FF)

Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio(35)

(GG)

Amendment #33, with regard to ING Eagle Asset Capital Appreciation Portfolio, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest(35)

(HH)

Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio(36)

(II)

Amendment #35, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING International Portfolio to ING International Growth Opportunities Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth portfolio, and ING Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio(36)

(JJ)	Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service Class shares for ING Stock Index Portfolio(36)

(KK)	Amendment #37 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Capital Guardian Small/Mid Cap Portfolio(38)

(LL)	Amendment #38 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Legg Mason Partners All Cap Portfolio(38)

(MM)	Amendment #39, effective June, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish an additional series designated as ING Focus 5 Portfolio(38)

(NN)	Amendment # 40, effective July 31, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service 2 Class shares for ING Stock Index Portfolio(38)

(OO)

Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish two additional series ING American Funds Bond Portfolio and ING LifeStyle Conservative Portfolio(40)

(PP)	Plan of Liquidation and Dissolution of Series of ING MarketPro Portfolio, effective October 26, 2007(42)

(QQ)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Growth Portfolio, effective October 26, 2007(42)

(RR)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Growth Portfolio, effective October 26, 2007(42)

(SS)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Portfolio, effective October 26, 2007(42)

(TT)	Amendment #42 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest, dated November 29, 2007(42)

(UU)	Amendment #43 to the Amended and Restated Agreement and Declaration of Trust, effective January 7, 2008(42)

(VV)	Amendment #44 to the Amended and Restated Agreement and Declaration of Trust, effective January 31, 2008(42)

(WW)	Amendment #45 to the Amended and Restated Agreement and Declaration of Trust, effective February 22, 2008(42)

(XX)	Amendment #46 to the Amended and Restated Agreement and Declaration of Trust , Abolition of Series of Shares of Beneficial Interest, dated March 27, 2008(42)

(YY)	Amendment #47 to the Amended and Restated Agreement and Declaration of Trust, effective April 14, 2008(42)

(ZZ)	Plan of Liquidation and Dissolution of Series of ING EquitiesPlus Portfolio, effective April 28, 2008(42)

(AAA)	Amendment #48 to the Amended and Restated Agreement and Declaration of Trust, dated April 28, 2008(43)

(BBB)	Amendment #49 to the Amended and Restated Agreement and Declaration of Trust, effective July 1, 2008(43)

(CCC)

Amendment #50 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest of ING Capital Guardian U.S. Equities Portfolio and ING Well Fargo Disciplined Value Portfolio), dated September 11, 2008. (44)

(2)	By-laws(1)

(3)	Not applicable.

(4)

Agreement and Plan of Reorganization between ING Partners, Inc., on behalf of its ING American Century Large Company Value Portfolio series, and ING Investors Trust, on behalf of its ING T. Rowe Price Equity Income Portfolio series — Attached as Appendix A to the Proxy Statement/Prospectus.

(5)	Instruments Defining Rights of Security Holders(1)

(6)	(A)	(1)	Amended and Restated Management Agreement, effective October 24, 1997, as amended May 24, 2002, is hereby amended and restated January 1, 2007 between ING Investors Trust and Directed Services LLC(35)

	(i)	Letter agreement, dated July 31, 2007, to reduce the annual investment management fee for ING Julius Baer Foreign Portfolio, effective for the period July 31, 2007 through May 1, 2009(42)

	(ii)	Amended Schedule A and Amended Schedule B, dated October 2007, with respect to the Amended and Restated Management Agreement between ING Investors Trust and Directed Services LLC(42)

(iii)

Letter agreement, dated May 1, 2008, to reduce the annual investment management fee for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Equity Portfolio, ING UBS U.S. Allocation Portfolio and ING Van Kampen Capital Growth Portfolio, effective for the period May 1, 2008 through May 1, 2009(42)

	(iv)	Letter agreement, dated May 1, 2008, to reduce the annual investment management fee for ING BlackRock Large Cap Value Portfolio, for the period from May 1, 2008 through and including May 1, 2009(42)

	(v)	Letter Agreement, dated May 1, 2008, to reduce the annual investment management fee for ING Van Kampen Capital Growth Portfolio, for the period from May 1, 2008 through May 1, 2009(42)

	(vi)	Letter Agreement, dated April 1, 2008, to reduce the investment management fees for ING PIMCO Core Bond Portfolio, for the period from April 1, 2008 through April 1, 2009(42)

	(vii)	Letter Agreement, dated September 6, 2008, to reduce the annual investment management fee for ING Pioneer Mid Cap Value Portfolio, for the period from September 6, 2008 through September 6, 2009(43)

(2)	Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (for American Funds)(20)

	(i)	First Amendment to Investment Management Agreement, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004(25)

	(ii)	Second Amendment to Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC, effective as of December 15, 2006(35)

	(iii)	Amended Schedule A, effective April 28, 2008, to the Investment Management Agreement dated August 21, 2003, between ING Investors Trust and ING Investments, LLC(42)

(3)	Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC(24)

	(i)	First Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004(25)

(ii)

Amended Schedule A, effective October 17, 2007, with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC, regarding ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING MarketStyle, ING MarketPro, and ING VP Index Plus International Equity Portfolios(40)

	(iii)	Second Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC effective as of December 15, 2006(35)

(4)	Amended and Restated Investment Management Agreement, effective April 29, 2005 is hereby amended and restated January 1, 2007, between ING Investors Trust and Directed Services LLC(35)

(i)

Amended Schedule A, effective September 15, 2008, with respect to the Amended and Restated Investment Management Agreement, dated January 1, 2007 between ING Investors Trust and Directed Services, LLC, regarding ING American Funds World Allocation Portfolio, ING Oppenheimer Active Asset Allocation Portfolio, and ING Van Kampen Global Tactical Asset Allocation Portfolio(43)

(5)	Letter Agreement, dated January 1, 2007, between ING Investors Trust and Directed Services LLC(36)

(B)	Portfolio Management Agreements

	(1)	Portfolio Management Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc.(2)

		(i)	Schedule A to Portfolio Management Agreement(25)

(ii)

Amended Schedule B, effective April 28, 2006, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. regarding ING T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income Portfolios(34)

(iii)

Form of Amended Schedule A and Amended Schedule B, effective August 20, 2008, to the Portfolio Management Agreement between ING Investors Trust, Directed Services LLC and T. Rowe Price and Associates, Inc. regarding ING T. Rowe Price Personal Strategy Growth Portfolio(43)

		(iv)	Letter Agreement, dated December 5, 2001, to Portfolio Manager Agreement with T. Rowe Price Associates, Inc.(11)

		(v)	Form of Letter Agreement, effective August 20, 2008, to the sub-advisory agreement dated October 24, 1997 between T. Rowe Price Associates, Inc., Directed Services LLC and ING Investors Trust(43)

		(vi)	Second Amendment to Portfolio Manager Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc.(22)

		(vii)	Third Amendment to Portfolio Manager Agreement dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc., effective as of December 15, 2006(35)

		(viii)	Fourth Amendment to Sub-Advisory Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, LLC and T. Rowe Price Associates, Inc., effective July 7, 2008(43)

	(2)	Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Direct Services Inc., and Lord, Abbett & Co. LLC(35)

		(i)	First Amendment to Portfolio Management Agreement dated December 1, 2005 among ING Investors Trust, Directed Services, Inc., and Lord, Abbett & Co. LLC, effective as of December 15, 2006(37)

(3)

Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated on April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company(33)

		(i)	Termination Letter, dated June 7, 2006 to terminate Massachusetts Financial Service Company as Portfolio Manager to ING MFS Mid Cap Growth Portfolio(35)

(ii)

First Amendment to Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated April 29, 2005, among ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company effective as of December 15, 2006(37)

		(iii)	Amended Schedule A, Compensation for Services to Series, dated October 2007(43)

	(4)	Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management L.P.(1)

		(i)	Schedule A and Schedule B Compensation for Services to Series(25)

		(ii)	First Amendment to Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management, L.P.(22)

		(iii)	Second Amendment to Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and AllianceBernstein, L.P., effective as of December 15, 2006(35)

(5)	Sub-Advisory Agreement, dated April 30, 2007, between Directed Services LLC and Franklin Mutual Advisers, LLC(42)

(6)

Amended and Restated Portfolio Management Agreement dated October 2, 2000 and Amended and Restated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company(33)

(i)

Sub-Sub-Advisory Agreement, dated May 2, 2005, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio and ING FMR Diversified Mid Cap Portfolio(33)

(ii)

Amended Schedule A, effective September 2007, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company(43)

(iii)

Amended Schedule B Compensation for Services to Series, effective September 2007, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company(43)

(iv)

First Amendment to Amended and Restated Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company, effective December 15, 2006(37)

(7)	Portfolio Management Agreement, dated April 30, 2001, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC(18)

	(i)	Amended Schedule A and Amended Schedule B Compensation for Services to Series, dated March 24, 2004(26)

(ii)

First Amendment to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC effective as of December 15, 2006(35)

(iii)

Second Amendment and Amended Schedule B to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services LLC and Pacific Investment Management Company LLC effective April 1, 2008(43)

(8)	Portfolio Management Agreement, dated May 1, 2002, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management Inc.(18)

(i)

Amended Schedule A and Amended Schedule B to the Portfolio Management Agreement dated May 1, 2002 between ING Investors Trust, Directed Services LLC and Morgan Stanley Investment Management, Inc., effective August 20, 2008(43)

	(ii)	Sub-Advisory Agreement, dated December 1, 2003, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited(22)

	(iii)	Amendment to Portfolio Management Agreement and Amended Schedule B, dated June 1, 2005, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc.(33)

(iv)

Second Amendment, effective December 15, 2006, to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of December 15, 2006(39)

(v)

Third Amendment, effective April 30, 2007, to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of April 30, 2007(39)

(9)

Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and J.P. Morgan Investment Management, Inc. (successor to J.P. Morgan Fleming Asset Management (USA), Inc.) dated March 26, 2002, as amended and restated April 29, 2005(34)

	(i)	Schedule A Compensation for Services to Series dated September 2007(43)

(ii)

First Amendment to the Amended and Restated Portfolio Management Agreement, dated March 26, 2002 as amended and restated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and J. P. Morgan Investment Management Inc. effective as of December 15, 2006(36)

(10)	Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC(18)

	(i)	Schedule A(25)

	(ii)	First Amendment to Portfolio Management Agreement, effective as of July 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC(23)

	(iii)	Second Amendment to the Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC(23)

	(iv)	Letter to amend the Portfolio Management Agreement, dated April 13, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC dated January 1, 2004(35)

	(v)	Termination Letter, dated February 26, 2004, to Janus Capital Management LLC from Registrant regarding the ING Janus Growth and Income Portfolio(23)

	(vi)	Fourth Amendment to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc., and Janus Capital Management LLC effective as of December 15, 2006(36).

(vii)

Amended Schedule B, Compensation for Services to Series to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC, effective April 30, 2007(37)

(11)	Portfolio Management Agreement, dated December 14, 2007, between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC(42)

	(i)	Schedule A, Compensation for Services to Series, dated December 14, 2007(42)

(12)	Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC(19)

	(i)	First Amendment to Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC, effective as of December 15, 2006(36)

	(ii)	Amended Schedule A with Respect to the Sub-Advisory Agreement between Directed Serviced LLC and Julius Baer Investment Management, Inc., dated July 31, 2007(42)

(13)	Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc.(22)

	(i)	Amended Schedule A to the Sub-Advisory Agreement between Directed Services, Inc. and Aeltus Investment Management, Inc., effective August 20, 2006(39)

	(ii)	First Amendment to Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. effective as of September 1, 2003(22)

(iii)

Second Amendment to the Sub-Advisory Agreement, dated August 1, 2003 between Directed Services, Inc. and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective as of December 15, 2006(35)

(iv)

Third Amendment to Sub-Advisory Agreement, dated August 1, 2003 between Directed Services LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective September 15, 2007(42)

(14)	Portfolio Management Agreement, dated November 12, 2008, between ING Investors Trust, Directed Services LLC and Evergreen Investment Management Company, LLC(44)

(15)	Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc.(25)

(i) Schedule A and Schedule B Compensation for Services to Series dated September 2007(43)

(ii) First Amendment to Portfolio Management Agreement, dated May 3, 2004 between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. effective as of December 1, 2005(33)

(iii)

Second Amendment to Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Capital Management, Inc., effective as of December 15, 2006(35)

(16)	Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V.(28)

(i) First Amendment to Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V., effective as of December 15, 2006(35)

(17)	Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc.(26)

(i)

Amended Schedule A Compensation for Services to Series, effective September 6, 2008, to the Portfolio Management Agreement between ING Investors Trust, Directed Services LLC and Pioneer Investment Management, Inc.(43)

(ii)

First Amendment to Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. effective as of December 15, 2006(36)

(18)	Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc.(25)

(i) First Amendment to Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. effective as of December 15, 2006(36)

(19)	Portfolio Management Agreement, dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc.(29)

(i) Amended Schedule A Compensation for Services to Series dated September 2007(43)

(ii) First Amendment to Portfolio Management Agreement dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. effective as of December 15, 2006(35)

(20)	Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities, L.P. dated January 3, 2006 with respect to ING Global Real Estate Portfolio(30)

(i)

Amended Schedule A to the Sub-Advisory Agreement dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective June 1, 2008(43)

(ii)

First Amendment to Sub-Advisory Agreement, dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective as of December 15, 2006(35)

(21)	Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio(34)

(i)

First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio effective as of December 15, 2006(36)

(22)	Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio(33)

(i)

First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of December 15, 2006(35)

(ii)

Second Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of September 15, 2007(42)

	(iii)	Plan of Liquidation and Dissolution Letter, effective April 28, 2008(43)

	(iv)	Third Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co., effective August 1, 2008(44)

(23)	Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services LLC and BlackRock Investment Management, LLC(39)

	(i)	Amended Schedule A, effective April 30, 2007, to the Sub-Advisory Agreement dated February 2, 2007 between ING Investors Trust, Directed Services LLC and BlackRock Investment Management, LLC(39)

	(ii)	Amendment to Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC, effective June 16, 2008(43)

(24)	Sub-Advisory Agreement, dated April 30, 2007, between ING Investors Trust, Directed Services LLC and BlackRock Financial Management, Inc.(37)

	(i)	Amendment to Sub-Advisory Agreement, dated April 30, 2007 between ING Investors Trust, Directed Services, LLC and Black Rock Financial Management, Inc., effective June 16, 2008(43)

(25)	Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited(35)

(i)

Amended Schedule A to the Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited, effective April 28, 2006(35)

	(ii)	First Amendment to Portfolio Management Agreement, dated December 5, 2005, between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited dated December 15, 2006(35)

(iii) Second Amendment to Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services LLC and Templeton Global Advisors Limited dated January 5, 2009(44)

		(26)	Sub-Advisory Agreement, dated April 28, 2008 between ING Investors Trust, Directed Services, LLC and Goldman Sachs Asset Management L.P.(43)

		(27)	Sub-Advisory Agreement, dates April 28, 2008 between ING Investors Trust, Directed Services LLC and American Century Global Investment Management, Inc.(44)

		(28)	Portfolio Management Agreement, dated September 17, 2008 between ING Investors Trust, ING Investments, LLC and OppenheimerFunds, Inc regarding ING Oppenheimer Active Asset Allocation Portfolio(44)

(29)

Sub-Advisory Agreement, dated April 28, 2008 between ING Investors Trust, Directed Services, LLC and Schroder Investment Management North America, Inc. in regards to ING Multi-Manager International Small Cap Portfolio(44)

(7)	(A)	(1)	Distribution Agreement, dated January 1, 2007, between ING Investors Trust and ING Funds Distributor, LLC(35)

(i) Amended Schedule A, effective September 15, 2008, to the Distribution Agreement between ING Investors Trust and ING Funds Distributor, LLC(43)

(8)	Not Applicable.

(9)	(A)	(1)	Custody Agreement, dated January 6, 2003, with The Bank of New York(19)

(i) Amended Exhibit A, effective September 15, 2008, to the Custody Agreement, dated January 6, 2003, with the Bank of New York(43)

		(2)	Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York(20)

(i) Amended Exhibit A, effective September 15, 2008, to the Foreign Custody Agreement, dated January 6, 2003, with the Bank of New York(43)

		(3)	Fund Accounting Agreement, dated January 6, 2003, with Bank of New York(22)

(i) Amended Exhibit A, effective September 15, 2008, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York(43)

(10)	(A)	(1)	Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares, effective January 1, 2007(36)

(i)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated July 31, 2007, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares(38)

(ii) Amended Schedule A, amended March 27, 2008, to the Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares(42)

(iii)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated April 28, 2008, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares(42)

	(B)	(1)	Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares effective January 1, 2007(36)

(i)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated August 20, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares with respect to ING Focus 5 Portfolio(39)

(ii) Amended Schedule A, effective January 2008, to Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares(42)

(iii)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated October 17, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares with respect to ING LifeStyle Conservative Portfolio(42)

	(C)	(1)

ING Investors Trust Amended and Restated Distribution Plan with ING Investors Trust, effective November 9, 2007, for ING American Fund Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth — Income Portfolio(41)

(i) Amended Schedule A, dated June 2008, to the Amended and Restated Distribution Plan with ING Investors Trust(43)

	(D)	(1)	Shareholder Service Plan with ING Investors Trust, amended on November 9, 2007 for Service and Service 2 Class Shares(42)

(i)

Amended Schedule A, Schedule of Series, amended on September 15, 2008, with respect to the Shareholder Service Plan for Service and Service 2 Class shares, between ING Investors Trust and ING Funds Distributor, LLC(43)

	(E)	(1)	Shareholder Service Plan, effective November 9, 2007, with ING Investors Trust for ING American Funds Portfolios(41)

	(F)	(1)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust, approved March 30, 2005(26)

(i) Amended Schedule A, amended on August 20, 2008, with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust(43)

(11)	Opinion and Consent of Counsel — Filed herewith.

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

(13)	(A)	(1)	Amended and Restated Administrative Services Sub-Contract, effective January 2, 2003, as amended and restated on January 1, 2007 between Directed Services LLC and ING Funds Services, LLC(35)

(i)

Amended Schedule A, effective April 30, 2007, to the Amended and Restated Administrative Services Sub-Contract between Directed Services LLC and ING Funds Services, LLC to include ING Franklin Mutual Shares Portfolio and the redesignation of ING Van Kampen Equity Growth Portfolio and ING Van Kampen Capital Growth Portfolio(36)

		(2)	Administrative and Shareholder Service Agreement, dated September 27, 2000, between Directed Services, Inc. and Security Life of Denver Insurance Company(27)

		(3)	Administrative and Shareholder Service Agreement, dated December 11, 2000, between Directed Services, Inc. and Southland Life Insurance Company(13)

		(4)	Amended and Restated Administration Agreement, dated August 21, 2003 as amended and restated April 29, 2005, between ING Investors Trust and ING Funds Services, LLC(26)

(i) Amended Schedule A, effective September 15, 2008, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC(43)

		(5)	Administration Agreement, dated May 3, 2004, between ING Investors Trust and ING Funds Services, LLC(24)

(i) Amended Schedule A, effective October 17, 2007 to the Administration Agreement between ING Investors Trust and ING Funds Services, LLC(42)

(B)	(1)	Amended and Restated Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc.(25)

(i)

Amended Schedule A of Series, dated April 29, 2005, with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services LLC, effective July 17, 2006, to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio(34)

(2)

Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. with respect to ING FMRSM Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios(25)

	(3)	Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust(25)

	(4)	Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I, dated August 7, 2003(22)

		(i)	Form of Amended Exhibit A, effective September 16, 2008, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003(43)

		(ii)	Global Securities Lending Supplement(25)

(C)	(1)	Organizational Agreement for Golden American Life Insurance Company(1)

		(i)	Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance)(1)

		(ii)	Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series(2)

		(iii)	Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series(1)

		(iv)	Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series(14)

		(v)	Form of Addendum to the Organizational Agreement adding Managed Global Series(15)

(vi)

Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series(8)

		(vii)	Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series(9)

		(viii)	Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series(9)

		(ix)	Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series(4)

		(x)	Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series(5)

		(xi)	Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series(6)

(xii)

Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE(7)

	(2)	Organizational Agreement for The Mutual Benefit Life Insurance Company(2)

(i) Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company)(1)

(D)	(1)	Settlement Agreement for Golden American Life Insurance Company(1)

	(2)	Assignment Agreement for Settlement Agreement(2)

	(3)	Settlement Agreement for The Mutual Benefit Life Insurance Company(1)

	(4)	Assignment Agreement for Settlement Agreement(1)

(E)	(1)	Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, Inc. (1)

	(2)	Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A(25)

(i) Form of Schedule A with respect to Indemnification Agreement(25)

(F)	(1)

Form of Fund Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Security Life of Denver Insurance Company and ING Funds Distributor, LLC and ING Investors Trust and ING Partners, Inc.(36)

(2)

Form of Shareholder Servicing Agreement, effective January 1, 2007, between ING Investors Trust, ING Partners, Inc., ING Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company(36)

(G)	(1)	Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc.(20)

(i) Amended and Restated Exhibit A, effective September 15, 2008 with respect to the Agency Agreement, dated November 30, 2000, between The Funds and DST Systems, Inc.(43)

(H)	(1)	Allocation Agreement dated May 24, 2002 — Fidelity Bond(23)

(i) Amended Schedule A, dated May 2007 with respect to the Allocation Agreement — Blanket Bond(42)

	(2)	Allocation Agreement dated May 24, 2002 — Directors & Officers Liability(23)

(i) Amended Schedule , dated May 2007 with respect to the Allocation Agreement — Directors and Officers Liability(42)

	(3)	Amended and Restated Proxy Agent Fee Allocation Agreement effective August 21, 2003 as amended and restated on January 1, 2007(36)

(i) Amended Schedule A, dated June 2008 with respect to Amended and Restated ISS Proxy Voting Fee Allocation Agreement(43)

	(4)	FT Interactive Data Services Agreement effective as of March 1, 2000(39)

(i) Amended Schedule A, dated June 2008 with respect to the FT Fee Allocation Agreement(43)

	(5)	Amended and Restated The Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee Allocation Agreement, dated January 1, 2007(36)

(i) Amended Schedule A and Schedule B, dated June 2008 with respect to the Amended and Restated Bank of New York-Wilshire Atlas/Axiom Attribution and Risk Analysis System Fee Allocation Agreement(43)

	(I)	(1)	Amended and Restated Expense Limitation Agreement, effective February 25, 2004, restated February 1, 2005, between ING Investments, LLC and ING Investors Trust(25)

(i)

Side Letter Agreement effective June 2, 2008 between ING Investments LLC and ING Investors Trust in regards to lowering the expense ration for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Conservative Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio, and ING LifeStyle Moderate Portfolio(43)

(ii) Amended Schedule A, effective June 2, 2008, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Investors Trust(43)

		(2)	Amended and Restated Expense Limitation Agreement, effective February 1, 2005, amended and restated on January 1, 2007 between Directed Services LLC and ING Investors Trust(36)

(i)

Amended Schedule A, effective September 15, 2008, to the Amended and Restated Expense Limitation Agreement effective February 1, 2005 amended and restated on January 1, 2007 between ING Funds Distributor, LLC and ING Investors Trust(43)

		(3)	Amended and Restated Expense Limitation Agreement, effective January 1, 2005, amended and restated on January 1, 2007 between Directed Services LLC and ING Investors Trust(36)

(i) Amended Schedule A, effective September 6, 2008 to the Expense Limitation Agreement, ING Investors Trust Operating Expenses Limits(43)

		(4)	Amended and Restated Expense Limitation Agreement, dated September 23, 2005, amended and restated on January 1, 2007 between ING Funds Distributor, LLC and ING Investors Trust(36).

(5)

Letter Agreement, dated April 30, 2007, between Directed Services LLC and ING Investors Trust, regarding ING BlackRock LargeCap Growth Portfolio and ING Janus Contrarian Portfolio for the period of April 30, 2007 through May 1, 2009(36)

		(6)	Letter Agreement, dated May 1, 2008, between Directed Services, LLC and ING Investors Trust, regarding ING Pioneer Fund Portfolio for the period of May 11, 2008 through May 1, 2009(43)

(14)	Consent of independent registered public accounting firm — Filed herewith.

(15)	Not applicable.

(16)	Powers of attorney — Filed herewith.

(17)	Not applicable.

(1)	Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

(2)	Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

(3)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.

(4)	Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.

(5)	Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.

(6)	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512.

(7)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.

(8)	Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

(9)	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.

(10)	Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.

(11)	Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.

(12)

Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001 (File No. 33-74190).

(13)

Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-97852).

(14)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.

(15)	Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

(16)	Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512.

(17)

Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.

(18)

Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512.

(19)

Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512.

(20)

Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512.

(21)	Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512.

(22)	Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512.

(23)	Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.

(24)	Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.

(25)	Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512.

(26)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512.

(27)	Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed July 26, 2005, File No. 33-23512.

(28)	Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed October 19, 2005, File No. 33-23512.

(29)	Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed November 28, 2005, File No. 33-23512.

(30)	Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 3, 2006, File No. 33-23512.

(31)	Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 27, 2006, File No. 33-23512.

(32)	Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of the ING Investors Trust as filed March 29, 2006, File No. 33-23512.

(33)	Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512.

(34)	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 14, 2006.

(35)	Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of ING Investors Trust as filed February 7, 2007.

(36)	Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2007.

(37)	Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of ING Investors Trust as filed June 4, 2007.

(38)	Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 27, 2007

(39)	Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 17, 2007

(40)	Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of ING Investors Trust as filed on October 16, 2007

(41)	Incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of ING Investors Trust as filed on November 5, 2007

(42)	Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 25, 2008

(43)	Incorporated by reference to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A of ING Investors Trust as filed on September 12, 2008

(44)	Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A of ING Investors Trust as filed on February 9, 2009

ITEM 17. UNDERTAKINGS

(1)       The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)       The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)       The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 3rd day of April, 2009.

ING INVESTORS TRUST

By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

		President, Chief Executive	April 3, 2009
Shaun P. Mathews*		Officer and Interested Trustee

		Senior Vice President and	April 3, 2009
Todd Modic*		Chief/Principal Financial Officer

		Trustee	April 3, 2009
Colleen D. Baldwin*

		Trustee	April 3, 2009
John V. Boyer*

		Trustee	April 3, 2009
Patricia W. Chadwick*

		Interested Trustee	April 3, 2009
Robert W. Crispin*

		Trustee	April 3, 2009
Peter S. Drotch*

		Trustee	April 3, 2009
J. Michael Earley*

		Trustee	April 3, 2009
Patrick W. Kenny*

		Trustee	April 3, 2009
Sheryl K. Pressler*

		Trustee and Chairman	April 3, 2009
Roger B. Vincent*

*By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Attorney-in-Fact**

**           Powers of attorney for Shaun P. Mathews, Todd Modic and each Trustee — Filed herewith.

Exhibit Index

Exhibit Number	Name of Exhibits
(11)	Opinion and Consent of Counsel

(14)	Consent of Independent Registered Public Accounting Firm

(16)	Powers of Attorney